Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
THIRD QUARTER REPORT
July 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF

PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Multi-Sector Municipal Income ETF | 2024
Municipal Bonds   98.6%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.5%
Health Care Authority of The City of
Huntsville (The), Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 399,312
5.000%, 06/01/38 525,000 563,630
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 521,936
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 241,031
4.000%, 09/01/36 525,000 525,846
Total Alabama 2,251,755
Arizona 1.4%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 335,757
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,571,902
Maricopa County Industrial Development
Authority
Revenue Bonds
4.000% 01/01/38, Series A 1,720,000 1,720,152
4.000% 10/15/47
(a)
1,000,000 920,273
Maricopa County Special Health Care
District
Series D
5.000%, 07/01/32 875,000 985,298
Total Arizona 5,533,382
Colorado 5.2%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 100,051
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/27 160,000 167,436
5.000%, 11/15/29 325,000 337,558
5.000%, 12/01/29 555,000 584,609
5.000%, 11/15/30 2,700,000 2,905,691
5.000%, 12/01/30 150,000 161,058
5.000%, 11/15/37 1,000,000 1,089,905
City of Colorado Springs Co. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 902,365
Colorado Health Facilities Authority
Revenue Bonds
5.000% 12/01/34, Series A 1,000,000 1,145,286
5.000% 08/01/35, Series A-1 500,000 532,883
5.000% 08/01/35, Series A-2 200,000 212,099
4.000% 08/01/37, Series A 370,000 371,438
4.000% 08/01/38, Series A-1 500,000 502,237
4.000% 11/15/38 830,000 843,805
4.000% 11/01/39, Series A 280,000 280,688
5.000% 11/01/39, Series A 180,000 191,176
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 11/15/41, Series A 250,000 271,972
4.000% 11/15/43, Series A 790,000 778,045
4.000% 08/01/44, Series A-1 1,190,000 1,149,093
5.000% 08/01/44, Series A-2 1,200,000 1,246,819
5.000% 11/01/44, Series A 700,000 731,563
4.000% 11/15/46, Series A 715,000 697,472
5.000% 11/15/57, Series A-2
(Mandatory Put 11/15/33) 1,000,000 1,114,682
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 226,207
Denver City & County School District No 1
4.000%, 12/01/31 500,000 504,062
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 97,138
State of Colorado, Series A
Revenue Bonds
5.000%, 12/15/29 1,000,000 1,082,042
5.000%, 12/15/31 435,000 485,159
5.000%, 12/15/33 1,000,000 1,111,155
4.000%, 12/15/36 500,000 520,390
3.000%, 12/15/37 250,000 232,912
4.000%, 12/15/38 515,000 529,460
Total Colorado 21,106,456
Connecticut 4.4%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 175,000 163,357
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 2,045,774
5.000% 07/01/35, Series A 265,000 284,947
3.000% 07/01/39, Series A 345,000 290,904
5.000% 12/01/45 775,000 785,625
5.000% 09/01/46, Series A
(a)
500,000 462,225
State of Connecticut
5.000% 11/15/26, Series F 315,000 329,768
5.000% 09/15/28, Series D 1,000,000 1,082,530
5.000% 03/15/32, Series A 1,000,000 1,026,376
5.000% 11/15/32, Series E 670,000 772,362
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 01/01/29, Series A 520,000 553,778
5.000% 05/01/29, Series A 1,020,000 1,117,384
5.000% 10/01/31, Series B 510,000 548,568
5.000% 05/01/33, Series A 465,000 522,565
5.000% 05/01/35, Series A 950,000 1,063,253
4.000% 05/01/36, Series A 745,000 775,797
4.000% 09/01/36, Series A 750,000 753,875
5.000% 11/01/36, Series D 750,000 842,627
4.000% 05/01/37, Series A 1,500,000 1,557,574
5.000% 10/01/37, Series B 1,000,000 1,065,999
4.000% 05/01/38, Series A 1,000,000 1,029,568

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2024 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 682,183
Total Connecticut 17,757,039
Delaware 0.6%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 597,655
5.000%, 10/01/40 715,000 763,380
5.000%, 10/01/45 1,205,000 1,268,009
Total Delaware 2,629,044
District of Columbia 1.9%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 487,494
5.000% 04/01/36 450,000 465,261
4.000% 07/15/40 130,000 129,275
District of Columbia
5.000% 10/15/32, Series A 200,000 218,259
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 750,000 803,512
5.000% 10/01/30 200,000 207,177
5.000% 10/01/30, Series A 750,000 806,715
5.000% 10/01/32, Series A 350,000 378,297
5.000% 10/01/33, Series A 450,000 485,728
5.250% 10/01/45, Series A 1,000,000 1,088,146
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 104,393
0.000% 10/01/37, Series A
(b)
2,500,000 1,343,433
Washington Metropolitan Area Transit
Authority
Revenue Bonds
5.000%, 07/01/32 1,000,000 1,048,927
Total District of Columbia 7,566,617
Florida 5.4%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 160,284
5.000%, 12/01/37 285,000 303,087
Brevard County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 04/01/42 1,500,000 1,619,267
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(a)
150,000 150,567
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 718,596
4.000% 07/01/35, Series B 390,000 397,532
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/31 395,000 416,601
5.000%, 10/01/32 385,000 405,568
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 1,018,708
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 178,032
4.000%, 07/01/39 500,000 506,760
County of Miami-Dade FL Aviation Revenue
Series A
Revenue Bonds
5.000%, 10/01/33 1,000,000 1,003,520
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 2,009,740
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 547,219
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 206,571
4.000% 06/01/36, Series A
(a)
400,000 366,109
4.000% 06/01/41, Series A
(a)
200,000 175,498
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/27 255,000 266,887
4.000%, 10/01/35 275,000 272,351
4.000%, 10/01/37 1,400,000 1,383,727
5.000%, 10/01/38 400,000 421,052
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 1,007,662
4.000%, 10/01/37 1,015,000 1,021,799
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 953,291
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 204,845
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28 360,000 387,315
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 472,741

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
4 Columbia Multi-Sector Municipal Income ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 285,000 287,804
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,014,829
5.000% 07/01/34, Series A 250,000 273,921
5.000% 07/01/35, Series B 1,000,000 1,122,214
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39, Series A 370,000 343,273
4.000% 05/01/48 1,000,000 957,374
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 153,705
5.000%, 10/01/34 1,000,000 1,021,326
Total Florida 21,749,775
Georgia 2.8%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 484,792
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 999,162
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/28 1,000,000 1,112,306
5.750%, 11/01/29 785,000 891,368
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 933,206
Gainesville & Hall County Hospital
Authority
Revenue Bonds
4.000%, 02/15/45 400,000 387,386
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,103,082
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 993,773
State of Georgia
5.000% 02/01/28, Series A-2 500,000 524,021
5.000% 07/01/30, Series C 1,850,000 1,952,785
5.000% 07/01/32, Series A-1 545,000 620,947
5.000% 07/01/33, Series A 1,000,000 1,156,680
Total Georgia 11,159,508
Hawaii 0.4%
State of Hawaii
5.000% 10/01/27, Series FH 325,000 338,089
5.000% 01/01/31 875,000 930,074
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 372,335
Total Hawaii 1,640,498
Illinois 8.5%
Chicago Board of Education
0.000% 12/01/29, Series A
(b)
185,000 147,087
5.000% 12/01/30, Series A 150,000 156,846
0.000% 12/01/31, Series B-1
(b)
220,000 158,636
5.000% 12/01/34, Series A 1,350,000 1,426,925
5.000% 12/01/35, Series A 250,000 260,459
4.000% 12/01/36, Series B 1,200,000 1,169,778
5.000% 12/01/36, Series A 300,000 311,879
5.000% 12/01/37, Series A 600,000 622,321
5.000% 12/01/38, Series A 1,800,000 1,862,386
5.250% 12/01/39, Series C 875,000 876,059
4.000% 12/01/41, Series B 1,000,000 932,164
5.000% 12/01/41, Series A 250,000 256,504
5.000% 12/01/42, Series A 200,000 197,765
4.000% 12/01/43, Series A 1,500,000 1,380,798
5.000% 12/01/46, Series H 1,000,000 1,002,081
5.000% 12/01/47, Series A 2,000,000 2,025,452
Chicago O'Hare International Airport,
Series A
Revenue Bonds
5.000%, 01/01/34 500,000 501,112
4.000%, 01/01/36 195,000 199,207
City of Chicago
0.000% 01/01/31, Series C
(b)
320,000 244,233
4.000% 01/01/34, Series B 188,000 189,718
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 327,054
City of Chicago IL Waterworks Revenue
Revenue Bonds
5.000% 11/01/30 1,315,000 1,352,805
5.000% 11/01/32, Series B 500,000 559,425
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 484,788
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 666,934
5.000% 07/01/30 710,000 792,125
4.000% 08/15/37, Series A 900,000 929,689
4.125% 08/15/37, Series C 840,000 796,389
3.000% 10/01/37, Series A 625,000 555,295
4.125% 11/15/37, Series A 235,000 235,317
3.000% 07/15/40, Series A 400,000 350,298
4.000% 08/15/41, Series A 600,000 598,528
5.500% 08/01/43, Series A
(a)
500,000 544,932
4.125% 05/01/45 170,000 160,409
4.125% 05/15/47, Series A 1,000,000 953,049
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 1,000,320

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2024 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 951,548
5.000% 01/01/31, Series C 150,000 164,677
4.000% 12/01/31, Series A 320,000 321,737
5.000% 01/01/36, Series A 705,000 814,084
5.000% 01/01/37, Series A 1,000,000 1,150,555
5.000% 01/01/38, Series A 1,000,000 1,151,009
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 448,531
0.000% 12/15/29, Series A
(b)
160,000 129,678
0.000% 06/15/30
(b)
370,000 299,355
0.000% 06/15/30, Series A
(b)
415,000 330,828
0.000% 12/15/32, Series A
(b)
850,000 613,339
0.000% 06/15/36, Series A
(b)
1,540,000 965,768
0.000% 12/15/36, Series A
(b)
1,750,000 1,053,065
0.000% 12/15/41, Series B
(b)
280,000 127,477
5.000% 06/15/42, Series B 1,000,000 1,073,248
State of Illinois
Series A
4.000%, 03/01/39 200,000 198,534
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 238,416
Total Illinois 34,260,616
Indiana 0.1%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 131,387
Indiana Finance Authority
Series A
Revenue Bonds
3.000%, 11/01/30 150,000 140,666
Total Indiana 272,053
Iowa 0.1%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 133,821
5.000% 05/15/43, Series A 160,000 158,641
Total Iowa 292,462
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 661,764
Kentucky 0.6%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000%, 05/01/36 1,000,000 1,050,821
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 296,871
4.000%, 10/01/35 1,000,000 978,796
Total Kentucky 2,326,488
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Louisiana 0.2%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 653,556
Maine 0.3%
Maine Governmental Facilities Authority
Series A
Revenue Bonds
4.000%, 10/01/37 660,000 671,288
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 766,696
Total Maine 1,437,984
Maryland 1.3%
County of Howard
Series B
5.000%, 02/15/28 225,000 236,443
County of Montgomery, Series A
4.000%, 08/01/27 250,000 258,630
5.000%, 08/01/30 300,000 336,081
Maryland Community Development
Administration
Series C
Revenue Bonds
2.200%, 09/01/36 350,000 283,893
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/42 650,000 625,359
5.500% 01/01/46, Series A 750,000 758,938
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 596,715
State of Maryland
5.000% 03/01/31, Series A 415,000 469,954
5.000% 03/15/31, Series 2 640,000 713,329
5.000% 08/01/31, Series 2 465,000 512,601
5.000% 03/15/32, Series 2 265,000 289,473
5.000% 03/01/33, Series A 250,000 282,243
Total Maryland 5,363,659
Massachusetts 2.2%
Commonwealth of Massachusetts
5.000% 09/01/27, Series A 1,000,000 1,064,716
5.000% 05/01/31, Series A 510,000 577,227
4.000% 11/01/32, Series E 1,000,000 1,020,794
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(b)
435,000 392,256
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/36, Series I 150,000 153,414
5.000% 07/01/36, Series K 150,000 160,843
4.000% 07/01/38, Series K 150,000 150,510
5.000% 10/01/38 400,000 404,832

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
6 Columbia Multi-Sector Municipal Income ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 07/01/40 200,000 180,228
5.000% 07/01/41, Series I 350,000 351,381
5.000% 07/01/43, Series J2 850,000 883,464
5.000% 07/01/44 530,000 538,042
5.000% 07/01/46 1,000,000 1,006,305
Massachusetts Housing Finance Agency
Revenue Bonds
0.800% 12/01/25, Series B-2 500,000 478,758
0.900% 06/01/26, Series B-2 475,000 448,585
3.000% 06/01/26, Series A-3 265,000 264,113
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 265,728
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 501,322
Total Massachusetts 8,842,518
Michigan 2.3%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 495,752
City of Detroit
5.000% 04/01/35 400,000 417,918
5.000% 04/01/46, Series A 725,000 754,226
Great Lakes Water Authority Water Supply
System Revenue, Series C
Revenue Bonds
5.000%, 07/01/31 1,565,000 1,615,176
5.250%, 07/01/33 1,075,000 1,112,344
Michigan Finance Authority
Revenue Bonds
5.000% 07/01/33, Series C 1,000,000 1,012,553
3.125% 12/01/35, Series A 100,000 92,300
5.000% 11/15/41 450,000 458,308
3.250% 11/15/42 150,000 121,827
4.000% 02/15/44, Series A 1,000,000 966,399
5.000% 11/01/44, Series A 1,400,000 1,408,846
Michigan State Housing Development
Authority
Series B
Revenue Bonds
4.500%, 12/01/38 1,000,000 1,037,978
Total Michigan 9,493,627
Minnesota 0.6%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 211,574
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 198,497
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 207,645
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 93,162
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 769,323
Stillwater Independent School District No
834
Series A
4.000%, 02/01/43 1,000,000 1,011,351
Total Minnesota 2,491,552
Mississippi 0.0%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 170,823
Missouri 1.8%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 05/15/42, Series A 950,000 930,236
4.000% 11/15/42 500,000 500,386
4.000% 07/01/46, Series A 1,600,000 1,560,017
Kansas City Industrial Development
Authority
Revenue Bonds
4.000%, 03/01/36 1,000,000 981,987
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 150,915
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 938,191
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 779,832
4.000%, 12/01/32 200,000 201,040
4.000%, 12/01/33 120,000 120,335
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 902,798
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 100,840
Total Missouri 7,166,577
Nebraska 0.4%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 622,279

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2024 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.100% 09/01/38, Series C 1,000,000 1,003,451
Total Nebraska 1,625,730
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 1,004,109
New Jersey 9.8%
Cherry Hill Township School District
3.000%, 08/01/26 920,000 924,955
3.000%, 08/01/27 700,000 706,184
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 128,898
4.000% 11/01/27, Series A 370,000 381,120
5.000% 06/15/30, Series B 210,000 225,357
3.125% 07/01/31, Series A 145,000 140,189
5.000% 06/15/32, Series EEE 175,000 187,050
5.000% 11/01/33 1,565,000 1,694,939
4.000% 06/15/34, Series QQQ 350,000 359,253
4.000% 07/01/34, Series A 1,065,000 1,046,435
5.000% 11/01/35 400,000 431,913
5.000% 11/01/36, Series A 675,000 754,781
4.000% 06/15/37, Series QQQ 700,000 713,965
5.000% 06/15/37 1,000,000 1,077,698
4.000% 06/15/44 1,000,000 980,362
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 227,303
4.000% 07/01/35 370,000 378,418
5.000% 10/01/36 1,325,000 1,393,241
5.000% 10/01/37 1,105,000 1,158,635
4.000% 07/01/44 435,000 430,377
4.000% 07/01/45, Series A 1,000,000 1,003,344
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 495,841
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(b)
180,000 171,717
0.000% 12/15/27, Series A
(b)
300,000 266,915
0.000% 12/15/27, Series C
(b)
350,000 312,379
0.000% 12/15/28, Series A
(b)
335,000 287,228
5.000% 06/15/29, Series BB-1 245,000 263,410
0.000% 12/15/29, Series A
(b)
850,000 702,020
5.000% 06/15/30, Series A 835,000 858,516
0.000% 12/15/30, Series C
(b)
225,000 179,922
5.000% 06/15/31, Series A 470,000 522,029
5.000% 06/15/31, Series BB 115,000 123,129
0.000% 12/15/32, Series C
(b)
2,205,000 1,627,129
0.000% 12/15/32, Series A
(b)
1,540,000 1,131,024
5.000% 12/15/32, Series A 2,215,000 2,362,127
5.000% 06/15/33, Series A 1,000,000 1,108,424
0.000% 12/15/33, Series C
(b)
705,000 506,345
5.000% 06/15/34, Series 2014 250,000 276,423
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
0.000% 12/15/34, Series A
(b)
815,000 551,019
0.000% 12/15/34, Series A
(b)
130,000 87,893
0.000% 12/15/34, Series C
(b)
250,000 173,158
5.000% 12/15/34, Series A 1,075,000 1,144,841
4.000% 06/15/35, Series AA 400,000 409,854
4.750% 06/15/35, Series AA 350,000 353,094
5.000% 06/15/35, Series AA 2,000,000 2,246,992
0.000% 12/15/35, Series A
(b)
165,000 107,406
4.000% 06/15/36, Series A 850,000 871,058
4.000% 06/15/36, Series AA 1,510,000 1,540,876
5.000% 06/15/36, Series AA 945,000 1,050,048
4.000% 06/15/37, Series BB 250,000 252,292
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 535,000 567,000
5.000% 01/01/32, Series B 255,000 269,745
5.000% 01/01/32, Series E 1,000,000 1,057,941
4.000% 01/01/33, Series G 225,000 228,465
5.000% 01/01/33, Series B 750,000 792,635
5.000% 01/01/36, Series G 2,205,000 2,324,906
Total New Jersey 39,568,218
New Mexico 0.3%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 628,543
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 411,242
Total New Mexico 1,039,785
New York 18.0%
Brooklyn Arena Local Development Corp.,
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 135,704
5.000%, 07/15/42 1,000,000 1,017,779
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 154,561
City of New York
5.000% 08/01/28, Series 2008
J-5 820,000 881,899
5.000% 08/01/28, Series A-1 455,000 489,352
5.000% 08/01/28, Series C 420,000 438,006
5.000% 08/01/30, Series 1 605,000 634,475
5.000% 04/01/31 1,065,000 1,152,957
5.000% 08/01/32, Series C-1 1,130,000 1,247,348
Dutchess County Local Development Corp.
Revenue Bonds
3.000% 07/01/36, Series B 320,000 272,668
5.000% 07/01/45, Series A 500,000 510,442
Long Island Power Authority
Revenue Bonds
5.000% 09/01/34 1,860,000 1,980,726
5.000% 09/01/34, Series A 400,000 446,286
5.000% 09/01/35 1,200,000 1,290,108
5.000% 09/01/37, Series A 250,000 277,304
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 286,288

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
8 Columbia Multi-Sector Municipal Income ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 11/15/31, Series C-1 560,000 594,532
5.000% 11/15/31, Series D 380,000 392,816
5.000% 11/15/31, Series D-1 705,000 717,472
5.000% 11/15/32, Series D 1,590,000 1,687,531
4.000% 11/15/35, Series C-1 850,000 862,581
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 265,000 259,237
2.000% 11/01/35, Series D-1B 370,000 293,420
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27 1,000,000 1,064,955
5.000% 06/15/27, Series CC-2 285,000 292,692
5.000% 06/15/28, Series BB-2 1,530,000 1,647,138
5.000% 06/15/28, Series CC-2 880,000 922,213
5.000% 06/15/28, Series EE 775,000 841,326
5.000% 06/15/28, Series HH 1,000,000 1,016,960
5.000% 06/15/29, Series AA-2 230,000 254,317
5.000% 06/15/30, Series AA-2 335,000 376,514
5.000% 06/15/30, Series EE 630,000 708,072
5.000% 06/15/30, Series GG-1 505,000 567,581
5.000% 06/15/31, Series DD 1,605,000 1,831,268
5.000% 06/15/33, Series CC-2 1,000,000 1,172,793
5.000% 06/15/33, Series DD 755,000 858,532
New York City Transitional Finance
Authority Future Tax Secured Revenue
Series F-3
Revenue Bonds
4.000%, 02/01/34 1,000,000 1,003,093
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 657,729
2.400%, 11/15/35 350,000 301,290
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 320,252
New York State Dormitory Authority
Revenue Bonds
5.000% 07/01/29, Series A 415,000 430,191
5.000% 10/01/29, Series A 160,000 169,026
5.000% 07/01/30, Series A 295,000 299,969
5.000% 10/01/30, Series A 340,000 352,616
3.000% 10/01/31, Series A 785,000 751,475
2.000% 07/01/33, Series 1 1,060,000 910,612
5.000% 07/01/33, Series A 275,000 301,511
5.000% 10/01/33, Series A 1,490,000 1,567,432
4.000% 10/01/34, Series A 300,000 309,145
5.000% 10/01/34, Series A 2,115,000 2,284,868
4.000% 07/01/35, Series A 1,650,000 1,673,856
5.000% 10/01/35, Series A 870,000 964,129
5.000% 05/01/38, Series A 750,000 826,934
4.000% 07/01/38 500,000 511,475
5.000% 10/01/38, Series A 1,225,000 1,383,989
New York State Environmental Facilities
Corp.
Series A
Revenue Bonds
5.000%, 06/15/27 250,000 266,030
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York State Housing Finance Agency
Series J-2 (Mandatory Put 05/01/27)
Revenue Bonds
1.100%, 11/01/61 1,335,000 1,226,730
New York State Thruway Authority
Revenue Bonds
4.000% 01/01/36, Series O 250,000 265,859
4.000% 01/01/38, Series B 150,000 153,684
4.000% 01/01/41, Series O 1,000,000 1,029,989
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 235,908
5.000% 12/01/31 1,000,000 1,079,588
5.000% 12/01/32 1,015,000 1,103,930
5.000% 12/01/32, Series A 180,000 191,532
5.000% 01/01/34 175,000 179,905
5.000% 07/01/34, Series A-P3 1,490,000 1,490,921
5.000% 12/01/34 400,000 432,759
5.000% 10/01/35 1,155,000 1,214,465
5.375% 08/01/36 1,000,000 1,064,230
5.000% 12/01/36, Series A 425,000 449,823
5.625% 04/01/40 1,000,000 1,081,017
5.000% 10/01/40 1,000,000 1,040,183
4.000% 12/01/42, Series C 160,000 155,790
4.375% 10/01/45 2,750,000 2,648,680
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 279,676
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30, Series 207 300,000 301,259
5.000% 07/15/31, Series 209 300,000 322,511
5.000% 09/15/31, Series 207 500,000 520,105
5.000% 11/15/32 500,000 529,494
3.250% 05/01/33, Series 189 230,000 222,309
5.000% 10/15/33, Series 194 785,000 799,757
5.000% 11/15/33, Series 205 835,000 882,662
5.000% 07/15/34, Series 238 2,045,000 2,253,542
5.000% 07/15/35, Series 222 870,000 963,809
5.000% 07/15/36 1,180,000 1,309,568
4.000% 07/15/38, Series 222 1,000,000 1,030,448
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 670,898
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 492,394
1.900% 10/01/31, Series 233 250,000 217,765
2.400% 10/01/34, Series 220 140,000 120,906
2.650% 10/01/34, Series 223 250,000 223,159
2.200% 10/01/36, Series 239 560,000 448,491
Suffolk County Water Authority
Revenue Bonds
4.000%, 06/01/31 745,000 749,957

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2024 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Triborough Bridge & Tunnel Authority,
Series B
Revenue Bonds
5.000%, 11/15/31 1,370,000 1,515,956
0.000%, 11/15/32
(b)
220,000 164,229
5.000%, 11/15/36 1,000,000 1,046,024
Total New York 72,973,387
North Carolina 0.4%
North Carolina Housing Finance Agency
Series A
Revenue Bonds
3.950%, 07/01/38 515,000 511,475
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 956,544
Total North Carolina 1,468,019
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 865,705
Ohio 3.3%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 250,859
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 904,548
5.000% 02/15/35, Series B 1,000,000 1,084,122
5.000% 02/15/35, Series C 250,000 270,910
4.000% 02/15/36, Series A 385,000 391,423
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 628,999
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 201,007
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 65,168
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 775,000 821,309
5.700% 02/15/34, Series A-4 285,000 330,051
5.750% 02/15/35, Series A-4 150,000 173,501
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,545,000 1,688,298
5.000% 12/01/29 1,050,000 1,155,411
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28, Series A 2,000,000 2,106,384
5.000% 12/01/33 1,140,000 1,332,811
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 135,177
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 123,530
3.250% 01/01/37, Series A 140,000 130,395
4.000% 01/01/40, Series B 600,000 604,211
4.000% 01/01/46, Series B 575,000 563,212
State of Ohio
5.000% 09/15/28, Series B 195,000 211,513
Total Ohio 13,172,839
Oklahoma 0.2%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 208,046
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 141,517
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 506,598
Total Oklahoma 856,161
Oregon 0.5%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 730,160
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,008,742
Salem Hospital Facility Authority
Series A
Revenue Bonds
4.000%, 05/15/41 240,000 235,193
Total Oregon 1,974,095
Pennsylvania 6.4%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 830,887
4.000% 07/15/39, Series A 1,000,000 1,004,900
4.000% 04/01/44, Series A 680,000 641,887
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 1,015,586
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 333,819
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 150,043
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 87,481
4.000% 09/01/41, Series A 440,000 430,529

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
10 Columbia Multi-Sector Municipal Income ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 267,671
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,010,988
Commonwealth of Pennsylvania
4.000%, 09/15/31 505,000 511,968
County of Lehigh
Series A
Revenue Bonds
4.000%, 07/01/35 3,000,000 2,968,018
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 965,186
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 10,000 10,710
5.500% 08/01/28, Series A 1,080,000 1,180,642
5.750% 07/01/32 100,000 117,163
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 386,023
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 101,713
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 315,950
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,412,136
5.000%, 12/31/32 1,000,000 1,070,830
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/42 915,000 923,581
4.000%, 08/15/44 500,000 494,748
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 475,148
3.650% 10/01/32, Series 122 135,000 135,353
3.550% 10/01/33, Series 127B 360,000 351,493
2.070% 10/01/36, Series 136 100,000 78,410
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B-2 320,000 334,578
5.000% 12/01/33 475,000 544,425
5.000% 06/01/36, Series B 1,000,000 1,024,010
4.000% 12/01/43, Series A 1,500,000 1,487,388
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 317,311
5.000% 04/01/33, Series 2015 225,000 226,965
4.000% 05/01/42 1,000,000 712,733
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 09/01/42, Series A 200,000 203,039
Pittsburgh Water & Sewer Authority, Series
B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,171,701
5.000%, 09/01/33 1,130,000 1,294,271
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,474,138
Total Pennsylvania 26,063,422
Rhode Island 0.3%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 888,730
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 407,851
Total Rhode Island 1,296,581
South Carolina 1.6%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 101,474
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/43, Series A 650,000 668,116
4.000% 12/01/44, Series A 950,000 936,692
4.250% 02/01/48 1,000,000 1,013,428
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31, Series A 950,000 974,463
5.000% 12/01/33, Series A 1,125,000 1,149,090
5.000% 12/01/37, Series B 930,000 952,723
South Carolina Transportation
Infrastructure Bank
Series B
Revenue Bonds
5.000%, 10/01/29 495,000 545,711
Total South Carolina 6,341,697
South Dakota 0.5%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/37 150,000 148,015
5.000% 11/01/44, Series B 1,000,000 1,000,715
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 484,343
3.400% 11/01/32, Series B 355,000 344,805
Total South Dakota 1,977,878

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2024 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tennessee 0.7%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 105,730
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,109,367
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 155,740
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,512,491
Total Tennessee 2,883,328
Texas 10.7%
Arlington Higher Education Finance Corp.
Revenue Bonds
4.500%, 06/15/44
(a)
300,000 290,647
4.750%, 06/15/49
(a)
250,000 247,364
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 252,232
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/29, Series A
(b)
270,000 225,548
5.000% 08/15/34, Series C 1,740,000 1,749,725
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,556,354
5.000%, 11/15/33 1,000,000 1,160,541
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 276,638
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 500,340
5.000% 07/01/31, Series A 1,490,000 1,613,870
5.000% 07/01/32, Series A 1,000,000 1,082,425
4.000% 07/15/41, Series B-1 1,450,000 1,394,429
4.500% 07/01/53, Series A 1,000,000 986,061
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 722,673
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
3.200% 02/01/30 1,000,000 974,116
4.000% 02/01/32, Series B 1,000,000 1,062,014
4.000% 02/01/36 750,000 750,871
5.000% 02/01/36 1,130,000 1,232,162
County of Williamson
5.000%, 02/15/27 1,500,000 1,577,791
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 936,237
Dallas College
5.000%, 02/15/33 1,455,000 1,520,275
Dallas County Hospital District
5.000%, 08/15/30 280,000 300,075
Dallas Fort Worth International Airport
Revenue Bonds
4.000% 11/01/34 1,255,000 1,300,608
4.000% 11/01/35, Series A 350,000 361,972
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 242,852
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 388,671
5.000%, 05/15/35 350,000 374,969
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 114,645
4.000% 08/15/40, Series A 225,000 221,180
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/30, Series D
(b)
500,000 416,588
5.000% 01/01/31, Series A 850,000 869,576
0.000% 01/01/34, Series D
(b)
410,000 296,576
4.000% 01/01/37, Series A 465,000 467,514
4.000% 01/01/38, Series A 1,825,000 1,827,495
4.125% 01/01/40, Series A 1,000,000 1,007,229
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 110,180
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 981,328
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 952,714
Round Rock Independent School District
Series A
4.000%, 08/01/32 535,000 554,603
San Antonio Water System
Series A
Revenue Bonds
5.000%, 05/15/31 840,000 863,657

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
12 Columbia Multi-Sector Municipal Income ETF | 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
4.000% 11/15/35, Series A 1,000,000 1,001,128
5.000% 05/15/37 100,000 96,351
4.000% 10/01/47 485,000 467,038
Texas Private Activity Bond Surface
Transportation Corp.
Revenue Bonds
4.000% 12/31/38, Series A 1,000,000 1,002,348
5.000% 12/31/40 1,000,000 1,006,997
Texas Water Development Board
Revenue Bonds
5.000% 08/01/26 1,000,000 1,040,509
5.000% 04/15/29, Series B 500,000 540,183
5.000% 08/01/30 750,000 835,146
5.000% 10/15/31, Series A 1,020,000 1,053,625
5.000% 04/15/32 260,000 283,968
5.000% 08/01/32 500,000 555,037
4.000% 10/15/33, Series A 805,000 808,568
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 789,977
5.000%, 08/01/30 550,000 603,073
3.000%, 08/01/31 1,415,000 1,357,685
Total Texas 43,206,378
Utah 1.0%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 104,753
5.000%, 07/01/35 500,000 515,292
5.000%, 07/01/37 1,515,000 1,559,408
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 559,926
5.000%, 07/01/35 700,000 785,141
Utah Charter School Finance Authority
Revenue Bonds
5.000%, 06/15/40
(a)
500,000 502,476
Total Utah 4,026,996
Virginia 0.3%
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 250,203
4.000%, 01/01/38 1,000,000 973,897
Total Virginia 1,224,100
Washington 1.2%
County of King
4.000%, 07/01/30 250,000 255,409
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 513,682
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 209,951
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,052,766
5.000% 08/01/30, Series
R-2018C 555,000 585,012
5.000% 08/01/31, Series A-1 1,000,000 1,134,238
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 157,353
5.000% 08/15/45, Series A 425,000 426,509
5.000% 09/01/45 300,000 312,374
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 212,622
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 96,491
Total Washington 4,956,407
Wisconsin 1.8%
Public Finance Authority, Series A
Revenue Bonds
3.375%, 10/01/39 455,000 408,054
4.000%, 01/01/45 200,000 189,786
State of Wisconsin
5.000% 11/01/28, Series 3 655,000 688,476
5.000% 11/01/29, Series 2 1,000,000 1,030,743
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 176,853
4.000% 04/01/39, Series A 1,450,000 1,450,572
4.000% 08/15/41 1,000,000 1,001,293
3.500% 02/15/46, Series A 690,000 536,887
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,327,677
4.375%, 09/01/38 575,000 589,698
Total Wisconsin 7,400,039
Total Municipal Bonds
(Cost $401,345,015) 398,752,627
Money Market Funds 0.2%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 3.642%
(c)
626,498 626,436
Total Money Market Funds
(Cost $626,436) 626,436
Total Investments in Securities
(Cost $401,971,451) 399,379,063
Other Assets & Liabilities, Net 5,049,387
Net Assets 404,428,450

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
July 31, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF | 2024 13
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2024, the total value of these securities amounted to
$6,112,034, which represents 1.51% of total net assets.
(b) Zero coupon bond.
(c) The rate shown is the seven-day current annualized yield at July 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT303_10_P01_(09/24)
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